Submission	May 01, 2025
Submission [Line Items]
Central Index Key	0001575965
Registrant Name	Gaming and Leisure Properties, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES